Jun. 15, 2018
Principal Funds, Inc.

Supplement dated June 15, 2018
to the Statutory Prospectus dated March 1, 2018
(as supplemented on March 7, 2018 and March 19, 2018)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | California Municipal Fund
California Municipal Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Core Plus Bond Fund
Core Plus Bond Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Diversified International Fund
Diversified International Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Equity Income Fund
Equity Income Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Finisterre Unconstrained Emerging Markets Bond Fund
Finisterre Unconstrained Emerging Markets Bond Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Global Diversified Income Fund
Global Diversified Income Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Investment Strategies
In managing the Fund, Principal Global Investors, LLC ("PGI"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among the following general investment categories, which are executed by PGI and multiple sub-advisors: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, global value equity, and publicly-traded infrastructure. The Fund seeks to provide yield by having those selecting investments for the Fund focus on those securities offering the best potential for yield, taking risk into consideration, within their respective investment categories. PGI has considerable latitude in allocating the Fund's assets. The Fund will use strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.

Principal Funds Inc | Global Real Estate Securities Fund
Global Real Estate Securities Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Government & High Quality Bond Fund
Government & High Quality Bond Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | High Yield Fund
High Yield Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | High Yield Fund I
High Yield Fund I
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Income Fund
Income Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Inflation Protection Fund
Inflation Protection Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | International Emerging Markets Fund
International Emerging Markets Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | International Fund I
International Fund I
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | LargeCap Growth Fund
LargeCap Growth Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | LargeCap Growth Fund I
LargeCap Growth Fund I
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | LargeCap S&P 500 Index Fund
LargeCap S&P 500 Index Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | LargeCap Value Fund
LargeCap Value Fund
On June 12, 2018, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the LargeCap Value Fund (the “Fund”) by the Equity Income Fund (the “Proposed Merger”). July 30, 2018 shall be the record date for determination of the shareholders entitled to vote on the Proposed Merger at a Special Meeting of Shareholders of the Fund tentatively scheduled for October 1, 2018. Additional information about the Proposed Merger will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of the Fund in August 2018. The Proposed Merger, if approved by shareholders, is expected to occur on October 12, 2018. In preparation for the Proposed Merger, the Fund may deviate from its stated investment objective and strategies.

On October 12, 2018, delete all references to the LargeCap Value Fund from the prospectus.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | MidCap Fund
MidCap Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | MidCap Value Fund III
MidCap Value Fund III
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Money Market Fund
Money Market Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Principal Capital Appreciation Fund
Principal Capital Appreciation Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Principal LifeTime Strategic Income Fund
Principal LifeTime Strategic Income Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Principal LifeTime 2010 Fund
Principal LifeTime 2010 Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Principal LifeTime 2020 Fund
Principal LifeTime 2020 Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Principal LifeTime 2030 Fund
Principal LifeTime 2030 Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Principal LifeTime 2040 Fund
Principal LifeTime 2040 Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Principal LifeTime 2050 Fund
Principal LifeTime 2050 Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Real Estate Securities Fund
Real Estate Securities Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Short-Term Income Fund
Short-Term Income Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | SmallCap Fund
SmallCap Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | SmallCap Value Fund II
SmallCap Value Fund II
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Strategic Asset Management Balanced Portfolio
SAM (Strategic Asset Management) Balanced Portfolio
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Strategic Asset Management Conservative Balanced Portfolio
SAM (Strategic Asset Management) Conservative Balanced Portfolio
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Strategic Asset Management Conservative Growth Portfolio
SAM (Strategic Asset Management) Conservative Growth Portfolio
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Strategic Asset Management Flexible Income Portfolio
SAM (Strategic Asset Management) Flexible Income Portfolio
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Strategic Asset Management Strategic Growth Portfolio
SAM (Strategic Asset Management) Strategic Growth Portfolio
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Tax-Exempt Bond Fund
Tax-Exempt Bond Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.